Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1]	$ 11,897	$ 10,058	$ 6,150
Measured at FVOCI	[1]	813	645	181
Interest income calculated using effective interest method		12,710	10,703	6,331
Other	[2]	446	415	132
Interest income	[3]	13,156	11,118	6,463
Measured at amortized cost	[1]	8,545	6,454	2,069
Interest expense calculated using effective interest method		8,545	6,454	2,069
Other	[4]	42	42	50
Interest expenses		$ 8,587	$ 6,496	$ 2,119

[1]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[2]	Includes dividend income on equity securities.
[3]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $12,710 for the quarter ended January 31, 2023 (October

31, 2022 – $
10,703; January 31, 2022 – $6,331).
[4]	Includes interest on lease liabilities for the three months ended January 31, 2023 of $ 26 (October 31, 2022 – $ 27 ; January 31, 2022 – $ 27 ).